PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
Property And Equipment
Composition of property and equipment by class

a)	Composition of property and equipment by class

	R$ thousands
	Annual depreciation rates	Cost	Accumulated depreciation	Net
Buildings	4%	8,091,082	(3,971,609)	4,119,473
Land	-	929,066	-	929,066
Installations, properties and equipment for use	10%	6,278,097	(3,049,442)	3,228,655
Security and communication systems	10%	371,569	(296,778)	74,791
Data processing systems	20%	12,268,559	(8,744,776)	3,523,783
Transportation systems	20%	229,717	(134,363)	95,354
Balance on December 31, 2022 (1)		28,168,090	(16,196,968)	11,971,122

Buildings	4%	9,341,822	(3,406,337)	5,935,485
Land	-	973,725	-	973,725
Installations, properties and equipment for use	10%	6,259,877	(3,096,944)	3,162,933
Security and communication systems	10%	375,116	(273,022)	102,094
Data processing systems	20%	10,562,634	(7,331,101)	3,231,533
Transportation systems	20%	221,162	(113,827)	107,335
Balance on december 31, 2021 (1)		27,734,336	(14,221,231)	13,513,105
(1)	Includes underlying assets identified in lease contracts recognized under the scope of IFRS 16.

Change in property and equipment by class

b)	Change in property and equipment by class

	R$ thousands
	Buildings	Land	Installations and equipment for use	Security and communications systems	Data processing systems	Transportation systems	Total
Adjusted balance on December 31, 2020	6,169,614	1,021,594	3,247,027	152,264	3,357,720	122,910	14,071,129
Additions	702,066	-	887,552	23,154	1,345,082	9,559	2,967,413
Write-offs	(65,816)	(47,869)	(194,433)	(30,094)	(453,075)	(1,397)	(792,684)
Impairment	-	-	(132)	(4,488)	(15,413)	-	(20,033)
Depreciation	(870,379)	-	(777,081)	(38,742)	(1,002,781)	(23,737)	(2,712,720)
Balance on December 31, 2021	5,935,485	973,725	3,162,933	102,094	3,231,533	107,335	13,513,105

Balance on December 31, 2021	5,935,485	973,725	3,162,933	102,094	3,231,533	107,335	13,513,105
Additions	875,455	-	774,483	18,648	2,031,532	28,235	3,728,353
Write-offs	(627,251)	(44,659)	(133,196)	(8,867)	(553,933)	(15,470)	(1,383,376)
Impairment	-	-	(44)	(175)	(3,476)	-	(3,695)
Depreciation	(711,861)	-	(575,521)	(36,909)	(1,181,873)	(24,746)	(2,530,910)
Transfers	(1,352,355)	-	-	-	-	-	(1,352,355)
Balance on December 31, 2022 (1)	4,119,473	929,066	3,228,655	74,791	3,523,783	95,354	11,971,122
(1)	Includes underlying assets identified in lease contracts recognized under the scope of IFRS 16.